Notes Payable (Details) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jul. 02, 2021	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 04, 2020	Aug. 29, 2019	Jan. 15, 2019	Dec. 31, 2018	Oct. 01, 2018
Notes Payable (Details) [Line Items]
Principal amount												$ 72,100
Interest rate										6.00%		1.00%
Promissory note					$ 1,072,100		$ 1,072,100			$ 1,565,580	$ 1,264,520				$ 500,000
Accrued interest		$ 34,544							$ 30,431
Interest expense					34,049	$ 43,261	64,748	$ 83,891		147,934	124,644
Interest rate												1.00%
Forgiveness amount	$ 61,816
Repayments of debt	$ 10,284
Notes payable description			the Company issued notes with an aggregate principal amount of $75,000 and $25,000, respectively. These notes were issued to Anthony Mack for $75,000 and Christopher Chipman, Chief Financial Officer, for $25,000. These notes bore interest as a rate of 1.35% per annum and were subsequently repaid with proceeds from the IPO, including accrued interest of $122 and $41, respectively.
Promissory Note 2018 [Member]
Notes Payable (Details) [Line Items]
Principal amount																$ 500,000
Interest rate																11.19%
Promissory note					500,000		500,000			500,000	500,000
Accrued interest							153,862			125,887	74,692
Interest rate																11.19%
Promissory Note 2019 [Member]
Notes Payable (Details) [Line Items]
Principal amount														$ 500,000
Interest rate														11.19%
Promissory note					$ 500,000		500,000			500,000	500,000
Accrued interest							$ 137,544			109,569	56,329
Interest rate														11.19%
RRD International, LLC [Member]
Notes Payable (Details) [Line Items]
Principal amount											493,480		$ 400,000
Accrued interest										34,544	7,741
Fixed rate													10.00%
Interest accrued total				$ 16,435
Convertible note										$ 493,480	264,520
Balance amount on note		$ 528,024
RRD International, LLC [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Increased the amount of principal				400,000
RRD International, LLC [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Increased the amount of principal				$ 600,000							$ 600,000